UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06103

Investors Cash Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  11/30/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2012 (Unaudited)

DWS Variable NAV Money Fund
	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 12.8%
Banco del Estado de Chile, 0.3%, 2/8/2013	502,000	502,030
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.33%, 12/4/2012	500,000	500,010
China Construction Bank Corp., 0.34%, 2/26/2013	496,000	496,035
Industrial & Commercial Bank of China, 0.28%, 12/19/2012	300,000	300,012
Skandinaviska Enskilda Banken AB, 0.26%, 2/25/2013	501,000	500,990

Total Certificates of Deposit and Bank Notes (Cost $2,299,000)		2,299,077
Commercial Paper 48.8%
Issued at Discount *
Antalis U.S. Funding Corp., 144A, 0.23%, 12/4/2012	500,000	499,990
Autobahn Funding Co., LLC, 144A, 0.4%, 12/13/2012	500,000	499,960
Caisse des Depots et Consignations, 144A, 0.25%, 1/22/2013	500,000	499,855
Collateralized Commercial Paper Co., LLC, 0.26%, 12/19/2012	500,000	499,960
CPPIB Capital, Inc., 0.12%, 12/3/2012	500,000	499,995
Erste Abwicklungsanstalt:
0.5%, 4/18/2013	351,000	350,624
0.52%, 3/15/2013	250,000	249,803
General Electric Co., 0.18%, 12/14/2012	500,000	499,980
Gotham Funding Corp.:
144A, 0.2%, 12/12/2012	250,000	249,982
144A, 0.2%, 12/19/2012	250,000	249,972
Hannover Funding Co., LLC, 0.31%, 12/11/2012	750,000	749,955
Kells Funding LLC, 144A, 0.46%, 4/17/2013	500,000	499,440
Nordea North America, Inc., 0.21%, 1/14/2013	500,000	499,900
Regency Markets No. 1 LLC, 144A, 0.21%, 12/18/2012	501,000	500,950
SBAB Bank AB, 144A, 0.31%, 12/12/2012	500,000	499,970
Standard Chartered Bank, 0.28%, 12/11/2012	600,000	599,970
Straight-A Funding LLC, 144A, 0.18%, 1/2/2013	294,000	293,968
UOB Funding LLC, 0.205%, 2/19/2013	490,000	489,760
White Point Funding, Inc., 144A, 0.28%, 12/14/2012	500,000	499,960

Total Commercial Paper (Cost $8,733,021)		8,733,994
Short-Term Notes 9.8%
Bank of Nova Scotia, 0.28%, 8/9/2013	500,000	500,000
National Australia Bank Ltd., 0.289%, 8/13/2013	500,000	499,930
Rabobank Nederland NV, 144A, 0.458%, 1/22/2013	250,000	249,967
Westpac Banking Corp., 0.38%, 11/15/2013	500,000	500,000

Total Short-Term Notes (Cost $1,750,042)		1,749,897
Municipal Investments 9.9%
Harris County, TX, Cultural Education Facilities Finance Corp., Special Facilities Revenue, Texas Medical Center, Series B-2, 0.18% **, 9/1/2031, LOC: JPMorgan Chase & Co.	215,000	215,000
Illinois, State Finance Authority Industrial Development Revenue, Fitzpatrick Brothers, Inc., 0.2% **, 4/1/2033, LOC: Northern Trust Co.	200,000	200,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.3% **, 5/5/2041, LIQ: Barclays Bank PLC	500,000	500,000
Pennsylvania, State Economic Development Financing Authority Revenue, NHS-AVS LLC, 0.17% **, 12/1/2038, LOC: TD Bank NA	305,000	305,000
Port Authority of New York & New Jersey, Series ZZ, 1.0%, 12/1/2012	550,000	550,000

Total Municipal Investments (Cost $1,770,000)		1,770,000
Government & Agency Obligations 7.5%
U.S. Treasury Obligations
U.S. Treasury Bills:
0.13% *, 12/6/2012	426,000	425,992
0.177% *, 10/17/2013	165,000	164,740
U.S. Treasury Notes:
0.625%, 2/28/2013	100,000	100,113
1.375%, 1/15/2013	175,000	175,258
2.875%, 1/31/2013	485,000	487,181

Total Government & Agency Obligations (Cost $1,353,284)		1,353,284
Repurchase Agreements 11.2%
BNP Paribas, 0.24%, dated 11/30/2012, to be repurchased at $1,006,048 on 12/3/2012 (a)	1,006,028	1,006,028
HSBC Securities, Inc., 0.23%, dated 11/30/2012, to be repurchased at $1,000,019 on 12/3/2012 (b)	1,000,000	1,000,000

Total Repurchase Agreements (Cost $2,006,028)		2,006,028

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $17,911,375) †	100.0	17,912,280
Other Assets and Liabilities, Net	0.0	(1,256)

Net Assets	100.0	17,911,024

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
**
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of November 30, 2012.

†
The cost for federal income tax purposes was $17,911,375.  At November 30, 2012, net unrealized appreciation for all securities based on tax cost was $905.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,085 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $180.

(a)	Collateralized by $939,155 Government National Mortgage Association, 3.5%, maturing on 8/20/2042 with a value of $1,026,149.
(b)	Collateralized by $934,818 Government National Mortgage Association, 3.5%, maturing on 7/15/2042 with a value of $1,020,652.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
LIQ: Liquidity Facility
LOC: Letter of Credit

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Investment in Securities (c)	$—	$15,906,252	$—	$15,906,252
Repurchase Agreements	—	2,006,028	—	2,006,028
Total	$—	$17,912,280	$—	$17,912,280

There have been no transfers between fair value measurement levels during the period ended November 30, 2012.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Variable NAV Money Fund, a series of Investors Cash Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 23, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 23, 2013